FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
FINANCIAL INSTRUMENTS

15.                  FINANCIAL INSTRUMENTS

15.1 Categories of financial instruments

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$
FINANCIAL ASSETS

FVTPL, at fair value
Cash and cash equivalents	3,036	9,786	7,958

Loans and receivables, at amortized cost
Trade receivables	-	1,750	11,600

Total financial assets	3,036	11,536	19,558

FINANCIAL LIABILITIES

Other liabilities, at amortized cost
Trade payables	463,678	380,667	324,805
Loans payable	135,251	204,908	147,971
Accrued dividends payable	4,657,601	4,055,731	3,550,633

Total financial liabilities	5,256,530	4,641,306	4,023,409

15.2 Fair value

The fair value of financial assets and financial liabilities at amortized cost is determined in accordance with generally accepted pricing models based on discounted cash flow analysis or using prices from observable current market transactions. The Company considers that the carrying amount of all its financial assets and financial liabilities recognized at amortized cost in the consolidated financial statements approximates their fair value due to the demand nature or short term maturity of these instruments.

The following table provides an analysis of the Company’s financial instruments that are measured subsequent to initial recognition at fair value, grouped into Level 1 to 3 based on the degree to which the inputs used to determine the fair value are observable.

· Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities.
· Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable either directly or indirectly.
· Level 3 fair value measurements are those derived from valuation techniques that include inputs that are not based on observable market data. As at 31 December 2011 and 2010, the Company does not have any Level 3 financial instruments.

As at 31 December 2011	Level 1	Level 2	Total
	$	$	$
Financial assets at fair value
Cash and cash equivalents	3,036	-	3,036

Total financial assets at fair value	3,036	-	3,036

There were no transfers between Level 1 and 2 in the year ended 31 December 2011.

15.3 Management of financial risks

The financial risk arising from the Company’s operations are credit risk, liquidity risk, interest rate risk, and currency risk. These risks arise from the normal course of operations and all transactions undertaken are to support the Company’s ability to continue as a going concern. The risks associated with these financial instruments and the policies on how to mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents. The Company deposits cash and cash equivalents with high credit quality financial institutions as determined by rating agencies. As a result, credit risk is considered insignificant.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company currently settles its financial obligations out of cash. The ability to do this relies on the Company raising equity financing in a timely manner and by maintaining sufficient cash in excess of anticipated needs.

Interest rate risk

The Company’s cash contain highly liquid investments that earn interest at market rates. The Company manages its interest rate risk by maximizing the interest earned on excess funds while, maintaining the liquidity necessary to fund daily operations. Fluctuations in market interest rates do not have a significant impact on the Company’s results of operations due to the short term to maturity of the investments held.

Currency risk

Foreign exchange risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in foreign exchange rates. The Company has no significant currency risk associated with its operations.

Other risks

The Company is not subject to any other market risk.